TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information

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Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica QS Investors Active Asset Allocation – Conservative VP

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

Transamerica QS Investors Active Asset Allocation – Moderate VP

Effective August 30, 2019, the information in the Prospectus and Summary Prospectus under the section entitled “Management” for Transamerica Legg Mason Dynamic Allocation – Balanced VP and Transamerica Legg Mason Dynamic Allocation – Growth VP is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: QS Investors, LLC
Portfolio Managers:

Adam J. Petryk, CFA	Portfolio Manager	since 2016
Lisa Wang, CFA	Portfolio Manager	since 2019
Thomas Picciochi	Portfolio Manager	since 2014

Sub-Sub Adviser: Western Asset Management Company, LLC
Portfolio Managers:

Prashant Chandran	Portfolio Manager	since 2012
Jim K. Huynh	Portfolio Manager	since 2013
S. Kenneth Leech	Portfolio Manager	since 2014

Effective August 30, 2019, the information in the Prospectus and Summary Prospectus under the section entitled “Management” for Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate Growth VP and Transamerica QS Investors Active Asset Allocation – Moderate VP is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: QS Investors, LLC
Portfolio Managers:

Adam J. Petryk, CFA	Portfolio Manager	since 2016
Lisa Wang, CFA	Portfolio Manager	since 2019
Thomas Picciochi	Portfolio Manager	since 2015

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Effective August 30, 2019, the table in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)” for Transamerica Legg Mason Dynamic Allocation – Balanced VP and Transamerica Legg Mason Dynamic Allocation – Growth VP is deleted in its entirety and replaced with the following table:

Name	Employer	Positions Over Past Five Years
Adam J. Petryk, CFA	QS Investors, LLC	Portfolio Manager of the portfolio since 2016; CEO of QS Investors, LLC since 2019 and President since 2018; Head of Multi-Asset Solutions from 2014-2018; Chief Investment Officer for Batterymarch Financial Management, Inc. (“Batterymarch”) from 2012-2014; Deputy Chief Investment Officer and co-head of the Developed Markets investment team for Batterymarch from 2010-2012

Lisa Wang, CFA	QS Investors, LLC	Portfolio Manager of the portfolio since 2019; Portfolio Manager at QS Investors, LLC since 2014; Vice President of ETF Trading for Deutsche Bank from 2011-2014

Thomas Picciochi	QS Investors, LLC	Portfolio Manager of the portfolio since 2014; Head of Multi-Asset Portfolio Management at QS Investors, LLC since 2010; Senior Portfolio Manager for Deutsche Asset Management from 1999-2010

Prashant Chandran	Western Asset Management Company	Portfolio Manager of the portfolio since 2012; Employed by Western Asset Management Company, LLC since 2005

Jim K. Huynh	Western Asset Management Company	Portfolio Manager of the portfolio since 2013. Employed by Western Asset Management Company, LLC since 2003

S. Kenneth Leech	Western Asset Management Company	Portfolio Manager of the portfolio since 2014; Chief Investment Officer since 1990

Effective August 30, 2019, the table in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)” for Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate Growth VP and Transamerica QS Investors Active Asset Allocation – Moderate VP is deleted in its entirety and replaced with the following table:

Name	Employer	Positions Over Past Five Years
Adam J. Petryk, CFA	QS Investors, LLC	Portfolio Manager of the portfolio since 2016; CEO of QS Investors, LLC since 2019 and President since 2018; Head of Multi-Asset Solutions from 2014-2018; Chief Investment Officer for Batterymarch Financial Management, Inc. (“Batterymarch”) from 2012-2014; Deputy Chief Investment Officer and co-head of the Developed Markets investment team for Batterymarch from 2010-2012

Lisa Wang, CFA	QS Investors, LLC	Portfolio Manager of the portfolio since 2019; Portfolio Manager at QS Investors, LLC since 2014; Vice President of ETF Trading for Deutsche Bank from 2011-2014

Thomas Picciochi	QS Investors, LLC	Portfolio Manager of the portfolio since 2014; Head of Multi-Asset Portfolio Management at QS Investors, LLC since 2010; Senior Portfolio Manager for Deutsche Asset Management from 1999-2010

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Effective August 30, 2019, the following tables replace the corresponding tables in the Statement of Additional Information in “Appendix B - Portfolio Managers” under “QS Investors, LLC (“QS Investors”)”:

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$7.4 billion	21	$4.2 billion	19	$0.4 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$7.4 billion	21	$4.2 billion	19	$0.4 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Adam J. Petryk, CFA	0	$0	0	$0	1	$68 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$68 million

*	as of July 30, 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.0 billion	21	$4.2 billion	19	$0.4 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.0 billion	21	$4.2 billion	19	$0.4 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Adam J. Petryk, CFA	0	$0	0	$0	1	$68 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$68 million

*	as of July 30, 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$8.1 billion	21	$4.2 billion	19	$0.4 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$8.1 billion	21	$4.2 billion	19	$0.4 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Adam J. Petryk, CFA	0	$0	0	$0	1	$68 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$68 million

*	as of July 30, 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$7.1 billion	21	$4.2 billion	19	$0.4 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$7.1 billion	21	$4.2 billion	19	$0.4 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Adam J. Petryk, CFA	0	$0	0	$0	1	$68 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$68 million

*	as of July 30, 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam J. Petryk, CFA	41	$7.9 billion	21	$4.2 billion	19	$0.4 billion
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	41	$7.9 billion	21	$4.2 billion	19	$0.4 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Adam J. Petryk, CFA	0	$0	0	$0	1	$68 million
Lisa Wang, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$68 million

*	as of July 30, 2019

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Investors Should Retain this Supplement for Future Reference

August 28, 2019